EXPENSES BY NATURE	3 Months Ended
Mar. 31, 2026
Other Income and Expenses [Abstract]
EXPENSES BY NATURE

4.	EXPENSES BY NATURE

The following table presents cost of sales and a breakdown of operating expenses (in thousands):

	Three Months Ended March 31,
	2026	2025
Cost of Sales	$423,396	$320,045

Operating Expenses
General and Administrative Expenses	19,004	17,516
Salaries and Benefits	10,024	9,702
Stock-Based Compensation for Employees	2,720	1,305
Administrative Expenses	737	892
Professional Fees	3,808	4,193
Depreciation and Amortization Expense	575	379
Other	1,140	1,045
Marketing Expenses	21,132	17,697
Salaries and Benefits	469	390
Stock-Based Compensation for Employees	14	40
Stock-Based Compensation for Agents	4,371	3,115
Revenue Share	15,688	12,504
Other	590	1,648
Research and Development Expenses	5,147	3,932
Salaries and Benefits	2,927	2,394
Stock-Based Compensation for Employees	293	305
Software, Cloud, & Tools	1,902	1,107
Other	25	126
Acquisition Costs	312	-
Total Operating Expenses	$45,595	$39,145
Total Cost of Sales and Operating Expenses	$468,991	$359,190

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE MONTHS ENDED MARCH 31, 2026 AND 2025

UNAUDITED